iShares
®
Future AI & Tech ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  1 .3%
DigiCo Infrastructure REIT ................... 8,609,227 $ 15,769,557
Macquarie Technology Group Ltd.
(a)
............ 219,220 9,709,112
25,478,669
a
Canada  —  2 .3%
Celestica, Inc.
(a)
.......................... 80,250 23,738,518
CGI, Inc. .............................. 253,540 23,419,038
47,157,556
a
Cayman Islands  —  0 .9%
Credo Technology Group Holding Ltd.
(a)
.......... 129,978 18,702,534
a
France  —  4 .1%
Legrand SA ............................ 187,629 27,893,422
Schneider Electric SE ...................... 195,582 53,506,391
81,399,813
a
Israel  —  0 .7%
Camtek Ltd.
(a) (b)
.......................... 131,015 14,065,241
a
Japan  —  2 .9%
Advantest Corp. .......................... 353,500 44,699,305
Appier Group, Inc. ........................ 1,910,000 13,080,252
57,779,557
a
South Korea  —  7 .7%
NAVER Corp. ........................... 545,615 91,718,679
SK hynix, Inc. ........................... 137,093 62,086,378
153,805,057
a
Taiwan  —  15 .4%
Alchip Technologies Ltd. .................... 416,000 46,436,160
ASE Technology Holding Co. Ltd. .............. 2,960,000 23,339,352
AURAS Technology Co. Ltd. ................. 513,000 16,480,444
Gigabyte Technology Co. Ltd. ................ 1,997,000 15,798,317
Global Unichip Corp. ...................... 499,000 33,551,324
Orient Semiconductor Electronics Ltd. ........... 9,502,000 16,906,582
Quanta Computer, Inc. ..................... 2,439,000 21,065,360
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 1,945,000 95,610,862
Wistron Corp. ........................... 4,050,000 19,355,060
Wiwynn Corp. ........................... 134,000 19,090,520
307,633,981
a
United States  —  64 .5%
Accenture PLC , Class A .................... 204,320 54,819,056
Advanced Micro Devices, Inc.
(a)
............... 419,437 89,826,628
Amkor Technology, Inc. ..................... 347,209 13,707,811
Security Shares Value
a
United States (continued)
Arista Networks, Inc.
(a)
..................... 420,210 $ 55,060,116
Astera Labs, Inc.
(a) (b)
....................... 120,690 20,077,988
Bloom Energy Corp. , Class A
(a)
................ 200,016 17,379,390
Broadcom, Inc. .......................... 233,681 80,876,994
Constellation Energy Corp. .................. 150,888 53,304,204
CoreWeave, Inc. , Class A
(a) (b)
................. 862,254 61,746,009
CoStar Group, Inc.
(a)
....................... 366,017 24,610,983
Entegris, Inc. ............................ 202,648 17,073,094
International Business Machines Corp. .......... 177,882 52,690,427
Marvell Technology, Inc. .................... 1,005,459 85,443,906
Micron Technology, Inc. ..................... 375,895 107,284,192
Microsoft Corp. .......................... 114,344 55,299,045
MongoDB, Inc. , Class A
(a)
................... 55,756 23,400,236
NVIDIA Corp. ........................... 514,775 96,005,538
Onto Innovation, Inc.
(a)
..................... 102,468 16,175,599
Oracle Corp. ............................ 420,617 81,982,459
Palantir Technologies, Inc. , Class A
(a)
........... 296,803 52,756,733
Rambus, Inc.
(a)
.......................... 171,079 15,720,449
Seagate Technology Holdings PLC ............. 119,097 32,798,123
Snowflake, Inc.
(a)
......................... 192,043 42,126,553
Super Micro Computer, Inc.
(a) (b)
................ 2,049,344 59,984,299
Tempus AI, Inc. , Class A
(a)
................... 212,783 12,564,836
Western Digital Corp.
(b)
..................... 200,266 34,499,824
Workday, Inc. , Class A
(a)
.................... 141,316 30,351,851
1,287,566,343
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,737,234,346 ) ............................... 1,993,588,751
a
Short-Term Securities
Money Market Funds  —  4 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(c) (d) (e)
...................... 86,189,087 86,232,181
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(c) (d)
............................ 5,672,153 5,672,153
a
Total Short-Term Securities — 4.6%
(Cost: $ 91,901,906 ) ................................. 91,904,334
Total Investments —  104.4%
(Cost: $ 1,829,136,252 ) ............................... 2,085,493,085
Liabilities in Excess of Other Assets — ( 4 .4 ) % ............... (88,211,021)
Net Assets — 100.0% ................................. $ 1,997,282,064
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Future AI & Tech ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 58,805,361 $ 27,425,924
(a)
$ — $ (3,530) $ 4,426 $ 86,232,181 86,189,087 $ 135,645
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 1,020,000 4,652,153
(a)
— — — 5,672,153 5,672,153 93,975 —
$ (3,530) $ 4,426
$ 91,904,334
$ 229,620 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini NASDAQ 100 Index .............................................................. 5 03/20/26 $ 2,546 $ (28,791)

iShares
®
Future AI & Tech ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,353,426,433  $ 640,162,318  $ —  $ 1,993,588,751
Short-Term Securities
Money Market Funds ...................................... 91,904,334  —  —  91,904,334
$ 1,445,330,767  $ 640,162,318  $ —  $ 2,085,493,085
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (28,791) $ —  $ —  $ (28,791)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)